Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of outstanding stock warrants
	Phantom Share Rights
	Rights	Weighted- Average Remaining Contract Term	Profits Interests Units
Outstanding as of December 31, 2019	50	3.4 years	—
Granted	—		165
Exercised	—		—
Forfeited	—		(165)
Outstanding as of December 31, 2020	50	2.4 years	—
Exercisable as of December 31, 2020	26	2.4 years	—

Outstanding as of December 31, 2020	50	2.4 years	—
Granted	—		—
Exercised	—		—
Forfeited	(50)		—
Outstanding at December 31, 2021	—	—	—

Schedule of the fair value determined using a black-scholes valuation model
As of and for the year ended December 31, 2020
	Phantom Share Rights	Profits Interests Units
Expected term (years)	2.0 – 2.6 years	2.3 – 2.7 years
Expected volatility	90.3% – 95.5%	77.6% – 100.9%
Risk-free interest rate	.13% – .16%	.18% – .24%
Expected dividend yield	0%	0%

Stock Options
Expected term (years)	2.3
Expected volatility	94.3%
Risk-free interest rate	0.24%
Expected dividend yield	0%
Per-share weighted average grant date fair value	$0.34

Schedule of stock option activity
	Stock Option Awards	Weighted-Average Exercise Price	Average Remaining Life (Years)	Aggregate Intrinsic Value
Beginning of year	—	$—
Granted	4,876,628	$3.78
Exercised	(208)	$3.78
Forfeited	(7,019)	$3.78
End of year	4,869,401	$3.78	4.25	$26,149
Exercisable at end of year	3,192,905	$3.78	4.22	$17,146

Schedule of the equity-based compensation expense
	2021	2020
Research and development	$(19)	$(104)
Selling, general and administrative	150	1,024
Total equity-based compensation expense	$131	$920